Schedule of Fair Value SAFE Liabilities was Estimated Using a Probability-Weighted Expected Return Method (Details)	Sep. 30, 2025 $ / shares	Dec. 31, 2024	Dec. 31, 2023
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.1390	11.70	13.00
Expected Term (In years) To Equity Financing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.25	0.25	1.00
Expected Term (in years) to Liquidity Event [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.50	0.50	2.25
Expected Term (in years) to Event of Default [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.50	0.50	1.25
Probability of Equity Financing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.5000	40.00	60.00
Probability of Liquidity Event [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.3000	40.00	25.00
Probability of Event of Default [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.2000	20.00	15.00